ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE VALUE FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 19.7%
Auto Components 0.1%
TRW (1)	375,000	9,026
		9,026
Automobiles 1.6%
GM	1,133,600	37,704
Harley-Davidson	780,000	48,945
		86,649
Diversified Consumer Services 0.6%
H&R Block	1,458,700	31,712
		31,712
Hotels, Restaurants & Leisure 1.1%
International Game Technology	1,415,000	58,722
		58,722
Household Durables 1.9%
Fortune Brands	255,000	19,153
Newell Rubbermaid	1,560,000	44,179
Sony ADR	1,000,000	40,360
		103,692
Internet & Catalog Retail 0.7%
Liberty Media Interactive, Class A (1)	2,035,000	41,473
		41,473
Leisure Equipment & Products 1.1%
Hasbro	2,582,100	58,743
		58,743
Media 7.9%
Cablevision Systems, Class A (1)	1,630,000	37,017
CBS, Class B	1,180,000	33,241
Comcast, Class A (1)	533,600	19,663
Comcast, Special Class A (1)	1,096,900	40,377
Discovery Holding, Series A (1)	2,605,000	37,668
Dow Jones	761,200	25,531
EchoStar Communications, Class A (1)	1,365,000	44,690
Liberty Media Capital, Class A (1)	685,000	57,246
New York Times, Class A	1,362,100	31,301
Time Warner	3,722,100	67,854
Viacom, Class B (1)	1,063,400	39,537
		434,125
Multiline Retail 1.7%
Family Dollar Stores	1,295,000	37,866
Kohl's (1)	915,000	59,402
		97,268
Specialty Retail 2.9%
Home Depot	1,660,000	60,208
RadioShack	1,875,200	36,192
TJX	2,210,000	61,946
		158,346
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands (1)	378,125	8,512
		8,512
Total Consumer Discretionary		1,088,268
CONSUMER STAPLES 8.1%
Beverages 3.8%
Anheuser-Busch	1,325,000	62,951
Coca-Cola	1,850,000	82,658
Coca-Cola Enterprises	1,050,000	21,871
Heineken (EUR)	890,000	40,727
		208,207
Food & Staples Retailing 1.0%
Wal-Mart	1,105,000	54,499
		54,499
Food Products 1.9%
Campbell Soup	475,000	17,337
General Mills	670,000	37,922
Sara Lee	3,025,000	48,612
		103,871
Personal Products 0.9%
Avon	1,730,000	53,042
		53,042
Tobacco 0.5%
Altria Group	335,000	25,644
		25,644
Total Consumer Staples		445,263
ENERGY 8.6%
Energy Equipment & Services 2.2%
Baker Hughes	722,700	49,288
Schlumberger	1,120,000	69,474
		118,762
Oil, Gas & Consumable Fuels 6.4%
ConocoPhillips	490,000	29,170
ExxonMobil	883,000	59,249
Murphy Oil	1,415,000	67,283
Royal Dutch Shell ADR, Class A	790,000	52,219
Statoil ASA (NOK)	2,240,000	53,086
Total ADR	1,425,000	93,964
		354,971
Total Energy		473,733
FINANCIALS 19.8%

Capital Markets 5.0%
Ameriprise Financial	880,000	41,272
Charles Schwab	1,437,000	25,722
Mellon Financial	825,500	32,277
Merrill Lynch	325,000	25,422
Morgan Stanley	865,000	63,067
Nuveen Investments	625,000	32,019
State Street	860,000	53,664
		273,443
Commercial Banks 3.9%
Fifth Third Bancorp	1,690,000	64,355
First Horizon National	1,700,000	64,617
Royal Bank of Scotland (GBP)	1,530,000	52,659
U.S. Bancorp	1,053,200	34,988
		216,619
Consumer Finance 0.5%
American Express	547,600	30,709
		30,709
Diversified Financial Services 3.4%
Bank of America	1,060,000	56,784
Citigroup	1,205,000	59,852
J.P. Morgan Chase	1,465,000	68,797
		185,433
Insurance 6.5%
Berkshire Hathaway, Class A (1)	310	29,698
Genworth Financial, Class A	1,270,000	44,463
Hartford Financial Services	792,100	68,715
Lincoln National	842,100	52,278
Marsh & McLennan	2,705,000	76,146
St. Paul Travelers Companies	890,500	41,755
Willis Group Holdings	705,000	26,790
XL Capital	255,000	17,518
		357,363
Thrifts & Mortgage Finance 0.5%
Fannie Mae	492,500	27,535
		27,535
Total Financials		1,091,102
HEALTH CARE 9.2%
Biotechnology 0.6%
MedImmune (1)	1,120,000	32,715
		32,715
Health Care Equipment & Supplies 1.7%
Boston Scientific (1)	2,585,000	38,232
Medtronic	1,135,000	52,710
		90,942
Health Care Providers & Services 2.1%
Cardinal Health	445,000	29,254
CIGNA	380,000	44,202
Health Management	1,989,910	41,589
		115,045
Pharmaceuticals 4.8%
Johnson & Johnson	1,169,100	75,922
Merck	1,260,000	52,794
Pfizer	2,066,300	58,600
Schering-Plough	1,557,100	34,396
Wyeth	894,100	45,456
		267,168
Total Health Care		505,870
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 1.7%
Honeywell International	1,246,600	50,986
Raytheon	930,000	44,649
		95,635
Commercial Services & Supplies 1.0%
Waste Management	1,426,100	52,309
		52,309
Industrial Conglomerates 4.8%
3M	295,000	21,954
GE	4,385,000	154,791
Tyco International	3,170,000	88,728
		265,473
Machinery 1.4%
Deere	345,000	28,949
Eaton	205,000	14,114
Illinois Tool Works	760,000	34,124
		77,187
Road & Rail 1.1%
Union Pacific	693,200	61,002
		61,002
Total Industrials & Business Services		551,606
INFORMATION TECHNOLOGY 9.5%
Communications Equipment 2.2%
Cisco Systems (1)	1,400,000	32,200
Juniper Networks (1)	2,300,000	39,744
Nokia ADR	2,540,000	50,013
		121,957
Computers & Peripherals 2.0%
Dell (1)	2,145,000	48,992
IBM	740,000	60,635
		109,627
IT Services 0.7%
First Data	935,000	39,270
		39,270
Semiconductor & Semiconductor Equipment 2.1%
Analog Devices	1,395,000	40,999
Intel	3,559,700	73,223
		114,222
Software 2.5%
Microsoft	3,770,000	103,034
Oracle (1)	1,890,000	33,529
		136,563
Total Information Technology		521,639
MATERIALS 4.8%
Chemicals 1.3%
Chemtura	1,080,000	9,364
DuPont	1,481,700	63,476
		72,840
Metals & Mining 1.1%
Alcoa	1,385,000	38,835
Nucor	450,000	22,271
		61,106
Paper & Forest Products 2.4%
Bowater	1,543,000	31,739
International Paper	2,285,000	79,130
MeadWestvaco	835,000	22,136
		133,005
Total Materials		266,951
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.9%
Qwest Communications International (1)	3,472,600	30,281
Telus (CAD)	370,000	20,869
		51,150
Wireless Telecommunication Services 1.4%
Alltel	230,000	12,765
Sprint Nextel	3,575,000	61,311
		74,076
Total Telecommunication Services		125,226
UTILITIES 3.1%
Electric Utilities 1.7%
Entergy	720,000	56,326
Pinnacle West Capital	805,000	36,265
		92,591
Multi-Utilities 1.4%
Duke Energy	742,400	22,420
NiSource	2,664,400	57,924
		80,344
Total Utilities		172,935

Total Common Stocks (Cost $4,549,487)		5,242,593
CONVERTIBLE PREFERRED STOCKS 1.1%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.5%
General Motors, Series A, 4.50% (Tender 3/6/07)	1,000,000	24,740
Total Consumer Discretionary		24,740
FINANCIALS 0.6%
Capital Markets 0.2%
Morgan Stanley, Series JNC, 5.875%	320,000	14,638
		14,638
Insurance 0.4%
Fortis Insurance 7.75% (2)	9,000	12,620
XL Capital 7.00%	325,200	8,358
		20,978
Total Financials		35,616
Total Convertible Preferred Stocks (Cost $51,197)		60,356
CONVERTIBLE BONDS 0.2%
U.S. Bancorp, VR, 3.713%, 8/21/35 (Tender 8/21/07) (2)	12,590,000	12,651
Total Convertible Bonds (Cost $12,438)		12,651
SHORT-TERM INVESTMENTS 4.8%
Money Market Funds 4.7%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	255,288,493	255,288
		255,288
U.S. Treasury Obligations 0.1%
U. S. Treasury Bills, 4.742% 11/02/06	7,000,000	6,971
		6,971
Total Short-Term Investments (Cost $262,259)		262,259
Total Investments in Securities
101.2% of Net Assets (Cost $4,875,381)		$5,577,859

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$25,271 and represents 0.5% of net assets.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
VR	Variable rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $4,875,381,000. Net unrealized gain aggregated $702,467,000 at period-end, of which $851,742,000 related to appreciated investments and $149,275,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $7,316,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $255,288,000 and $176,125,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006